GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class P and Class R6 Shares of the
Goldman Sachs Long Short Credit Strategies Fund
(the “Fund”)
Supplement dated February 16, 2024 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated July 28, 2023, each as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund’s name, investment objective, principal investment strategy, contractual management fee rate and benchmark index. The Fund’s name will change to the “Goldman Sachs Short Duration High Yield Fund.” The Fund’s contractual management fee rate will be lowered from 1.00% to 0.55% of the Fund’s average daily net assets (at its current breakpoint). The Fund’s benchmark index will change from the ICE Bank of America US 3‑Month Treasury Bill Index to the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index. In connection with these changes, Peter Campo, Global Co‑Head of High Yield and Bank Loans, will become a portfolio manager of the Fund. Ashish Shah, Managing Director, Co‑Chief Investment Officer of Global Fixed Income; Michael McGuiness, Vice President, Head of Opportunistic Corporate Credit and a portfolio manager within Global Fixed Income; and Aakash Thombre, Vice President, will continue to serve as portfolio managers of the Fund. These changes will be effective after the close of business on April 17, 2024 (the “Effective Date”).
After the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in high-yield, fixed income securities that, at the time of purchase, are non‑investment grade securities. Beginning immediately, however, the Investment Adviser intends to gradually transition the Fund’s portfolio holdings in order to comply with the Fund’s new investment strategy on the Effective Date or shortly thereafter.
The Fund will experience higher portfolio turnover (i.e., the purchase and sale of securities and other instruments) as the Investment Adviser implements these changes to the investment strategy. A higher rate of portfolio turnover will result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.
Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Long Short Credit Strategies Fund” are replaced with “Goldman Sachs Short Duration High Yield Fund.”
The following replaces in its entirety the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Investment Objective” section of the Prospectuses and “Investment Objective” section of the Summary Prospectuses:
The Goldman Sachs Short Duration High Yield Fund (the “Fund”) seeks total return consisting of a high level of current income and capital appreciation.
The following replaces in its entirety the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and related footnotes in the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus and the “Fees and Expenses of the Fund” section of the Multi-Class Summary Prospectus:

	Class A	Class C	Institutional	Investor	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	1.00%	None	None	None

	Class A	Class C	Institutional	Investor	Class R6
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees[2]	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b‑1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.58%	0.83%	0.50%	0.58%	0.49%
Service Fees	None	0.25%	None	None	None
All Other Expenses[3]	0.58%	0.58%	0.50%	0.58%	0.49%
Total Annual Fund Operating Expenses	1.38%	2.13%	1.05%	1.13%	1.04%
Expense Limitation[4]	(0.43)%	(0.43)%	(0.43)%	(0.43)%	(0.43)%
Total Annual Fund Operating Expenses After Expense Limitation	0.95%	1.70%	0.62%	0.70%	0.61%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[4]
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.034% of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 28, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnote in the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus and the “Fees and Expenses of the Fund” section of the Class P Summary Prospectus:

Class P
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.55%
Other Expenses[2]	0.49%
Total Annual Fund Operating Expenses	1.04%
Expense Limitation[3]	(0.43)%
Total Annual Fund Operating Expenses After Expense Limitation	0.61%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.034% of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 28, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Expense Example” section of the Multi-Class Prospectus and the “Expense Example” section of the Multi-Class Summary Prospectus:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$369	$659	$970	$1,851

Class C Shares	$173	$626	$1,105	$2,428

Institutional Shares	$63	$291	$538	$1,244

Investor Shares	$72	$316	$581	$1,336

Class R6 Shares	$62	$288	$532	$1,232

Class C Shares – Assuming no redemption	$273	$626	$1,105	$2,428

The following replaces in its entirety the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Expense Example” section of the Class P Prospectus and the “Expense Example” section of the Class P Summary Prospectus:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$62	$288	$532	$1,232

The following replaces in its entirety the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non‑investment grade securities. Non‑investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”
The Fund may invest in all types of fixed income securities including, without limitation, the following: (i) fixed rate and floating rate income securities; (ii) loans and loan participations including: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating, or variable interest rates; (iii) convertible securities; (iv) collateralized debt, bond and loan obligations; (v) bank and corporate debt obligations; (vi) preferred securities and trust preferred securities; (vii) structured securities, including credit-linked notes; and/or (viii) listed and unlisted, public and private, rated and unrated debt instruments and other obligations, including those of financially troubled companies (sometimes known as “distressed securities” or “defaulted securities”).
The Fund may invest in fixed income instruments and obligations directly, or indirectly by investing in derivative or synthetic instruments, including, without limitation, credit default swaps (including credit default swaps on credit related indices) and loan credit default swaps. Derivatives or synthetic instruments that provide exposure to high yield, non‑investment grade fixed income securities are counted towards the Fund’s 80% policy.

The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
The Fund may invest in U.S. dollar denominated as well as non‑U.S. dollar denominated (foreign) securities. The Fund may also hold cash, and/or invest in cash equivalents. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index, plus or minus 2 years, and over the last five years ended June 30, 2023, the duration of this index has ranged between 1.6 and 2.7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
The Fund’s investments are selected using a bottom‑up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process.
The Fund’s benchmark index is the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD.
In the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, “Short Position Risk” and “U.S. Government Securities Risk” are removed.
The following replaces in its entirety the first two paragraphs of the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section in the Multi-Class Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of a broad-based securities market index. Through April 17, 2024, the Fund had been known as the Goldman Sachs Long Short Credit Strategies Fund, and certain of its principal investment strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, effective at the close of business on March 21, 2014, the Goldman Sachs Credit Strategies Fund (the “Predecessor Fund”), a closed‑end management investment company that was operated as an “interval fund,” was reorganized into the Fund, with shareholders of the Predecessor Fund receiving Institutional Shares of the Fund upon consummation of the reorganization. Because the Predecessor Fund is the accounting survivor, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the Fund’s performance information for the period prior to March 24, 2014 shown below is that of the Predecessor Fund and performance information prior to this date reflects the Predecessor Fund’s investment strategies and policies. The Fund’s current investment strategies and policies are different from those of the Predecessor Fund. As a result, the Fund’s performance may differ substantially from the performance information shown below for the period prior to March 24, 2014. In addition, as of April 17, 2024, the Fund’s benchmark changed from the ICE Bank of America US 3‑Month Treasury Bill Index to the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index. The Investment Adviser believes that the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s principal investment strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no additional cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.
The following replaces in its entirety the first paragraph of the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section in the Class P Summary Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index.
Through April 17, 2024, the Fund had been known as the Goldman Sachs Long Short Credit Strategies Fund, and certain of its principal investment strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s benchmark changed from the ICE Bank of America US 3‑Month Treasury Bill Index to the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index. The Investment Adviser believes that the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s principal investment strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at https://www.gsam.com/content/dam/gsam/pdfs/us/en/fund-resources/monthly-highlights/retail-fund-facts.pdf?sa=n&rd=n or by calling the appropriate phone number on the back cover of the Prospectus.
The following is added as the last row in the table under “Goldman Long Short Credit Strategies Fund—Summary—Performance—Average Annual Total Return” in the Multi-Class Prospectus and under “Performance—Average Annual Total Return” in the Multi-Class Summary Prospectuses:

For the period ended December 31, 2022	1 Year	5 Years	10 Years	Inception Date
Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index (reflects no deduction for fees or expenses)	–5.56%	3.06%	3.76%

The following is added as the last row in the table under “Goldman Sachs Long Short Credit Strategies Fund—Summary—Performance—Average Annual Total Return” in the Class P Prospectus and under “Performance—Average Annual Total Return” in the Class P Summary Prospectuses:

For the period ended December 31, 2022	1 Year	Since Inception	Inception Date
Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index (reflects no deduction for fees or expenses)	–5.56%	3.07%	4/20/2018
The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectuses:
Portfolio Managers: Ashish Shah, Managing Director, Co‑Chief Investment Officer of Global Fixed Income, has managed the Fund since 2019; Michael McGuiness, Vice President, Head of Opportunistic Corporate Credit and a portfolio manager within Global Fixed Income, has managed the Fund since 2019; Peter Campo, Global Co‑Head of High Yield and Bank Loans, has managed the Fund since February 2024; and Aakash Thombre, Vice President, has managed the Fund since 2021.
The following replaces in its entirety the “Investment Management Approach—Investment Objectives” section of the Prospectuses:
The Fund seeks total return consisting of a high level of current income and capital appreciation.
The Fund’s investment objective may be changed without shareholder approval upon 60 days notice.
The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Long Short Credit Strategies Fund” section of the Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its Net Assets in high-yield, fixed income securities that, at the time of purchase, are non‑investment grade securities. Non‑investment grade securities are securities rated BB+, Ba1 or below by a NRSRO, or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”
The Fund may invest in all types of fixed income securities including, without limitation, the following: (i) fixed rate and floating rate income securities; (ii) loans and loan participations including: (a) Senior Loans, (b) Second Lien Loans and (c) other types of secured or unsecured loans with fixed, floating, or variable interest rates; (iii) convertible securities; (iv) collateralized debt, bond and loan obligations; (v) bank and corporate debt obligations; (vi) preferred securities and trust preferred securities; (vii) structured securities, including credit-linked notes; and/or (viii) listed and unlisted, public and private, rated and unrated debt instruments and other obligations, including those of financially troubled companies (sometimes known as “distressed securities” or “defaulted securities”).
The Fund may invest in fixed income instruments and obligations directly, or indirectly by investing in derivative or synthetic instruments, including, without limitation, credit default swaps (including credit default swaps on credit related indices) and loan credit default swaps. Derivatives or synthetic instruments that provide exposure to high yield, non‑investment grade fixed income securities are counted towards the Fund’s 80% policy.
The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including ETFs.
The Fund may invest in U.S. dollar denominated as well as non‑U.S. dollar denominated (foreign) securities. The Fund may also hold cash, and/or invest in cash equivalents.
The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index, plus or minus 2 years, and over the last five years ended June 30, 2023, the duration of this index has ranged between 1.6 and 2.7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
The Fund’s investments are selected using a bottom‑up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate ESG factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process.
The Fund’s benchmark index is the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, political or other conditions. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in U.S. Government Securities, commercial paper rated at least A‑2 by Standard & Poor’s, P‑2 by Moody’s, or having a comparable credit rating by another NRSRO (or if unrated, determined by the Investment Adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements and non‑convertible corporate bonds with a remaining maturity of less than one year, ETFs and other investment companies and cash items. When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

The following replaces in its entirety the “Goldman Sachs Long Short Credit Strategies Fund” column in the “Investment Securities” section of the Prospectuses:

Goldman Sachs Short Duration High Yield Fund

Asset-Backed Securities	•

Bank Obligations	•

Collateralized Debt Obligations	•

Commodity-Linked Derivative Instruments	•

Convertible Securities	•

Corporate Debt Obligations and Trust Preferred Securities	•

Emerging Ccountry Securities	•

Equity Investments	•

Fixed Income Securities	•

Floating Variable Rate Obligations	•

Foreign Government Securities	•

Foreign Securities[1]	•

Loans and Loan Participations	•

Mortgage-Related Securities

Adjustable Rate Mortgage Loans	•

Collateralized Mortgage Obligations	•

Fixed Rate Mortgage Loans	•

Government Issued Mortgage-Backed Securities	•

Multiple Class Mortgage-Backed Securities	•

Privately Issued Mortgage-Backed Securities	•

Stripped Mortgage-Backed Securities	•

Municipal Securities	•

Non‑Investment Grade Fixed Income Securities	80+

Preferred Stock, Warrants and Rights	•

Real Estate Investment Trusts	•

Second Lien Loans	•

Senior Loans	•

Structured Securities (which may include credit linked notes)	•

Temporary Investments	•

U.S. Government Securities	•

Yield Curve Options and Inverse Floating Rate Securities	•

[1]	Includes issuers domiciled in one country and issuing securities denominated in the currency of another.

The following replaces in its entirety the “Goldman Sachs Long Short Credit Strategies Fund” column in the “Risks of the Fund” section of the Prospectuses:

✓ Principal Risk • Additional Risk	Goldman Sachs Short Duration High Yield Fund

Call/Prepayment	✓

Collateralized Loan Obligations and Other Collateralized Debt Obligations	✓

Commodity Sector	•

Contingent Convertible Instruments	•

Counterparty	✓

Credit/Default	✓

Cybersecurity	•

Derivatives	✓

Distressed Debt	•

Emerging Countries	•

ESG Integration	•

Extension	•

Floating and Variable Rate Obligations	✓

Foreign	✓

Interest Rate	✓

Large Shareholder Transactions	✓

Leverage	✓

Liquidity	✓

Loan-Related Investments	✓

Management	✓

Market	✓

Mortgage-Backed and Other Asset-Backed Securities	•

Municipal Securities	•

NAV	•

Non‑Hedging Foreign Currency Trading	•

Non‑Investment Grade Fixed Income Securities	✓

Other Investment Companies	✓

Portfolio Turnover Rate	✓

Short Position	•

Sovereign Default Economic Political Repayment	• • • •

Special Situations Investments	✓

Stock	•

Swaps	✓

U.S. Government Securities	•

The following replaces in its entirety the “Service Providers—Management Fees and Other Expenses” section of the Prospectuses, aside from the section’s last paragraph:
As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Fund’s average daily net assets):

Fund:	Contractual Management Fee Annual Rate	Average Daily Net Assets	Actual Rate For the Fiscal Year Ended March 31, 2023*
Short Duration High Yield Fund	0.55%	First $1 Billion	0.99%
	0.50%	Next $1 Billion
	0.47%	Next $3 Billion
	0.46%	Next $3 Billion
	0.45%	Over $8 Billion

*	The Actual Rate may not correlate to the Contractual Management Fee Annual Rate as a result of management fee waivers that may be in effect from time to time.
Through April 17, 2024, the management fee rates for the Fund were 1.00% on the first $1 billion of average daily net assets, 0.90% on the next $1 billion of average daily net assets, 0.86% on the next $3 billion of average daily net assets, 0.84% on the next $3 billion of average daily net assets, and 0.82% on amounts over $8 billion of average daily net assets.
The Investment Adviser has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests. The management fee waiver will remain in effect through at least July 28, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The management fee waiver may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.
In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangement in place.
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.034% of the average daily net assets for the Short Duration High Yield Fund, through at least July 28, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.
The following row is added to the table in the “Service Providers—Fund Managers” section of the Prospectuses:

Peter Campo Global Co‑Head of High Yield and Bank Loans	Portfolio Manager— Short Duration High Yield Fund	Since 2024	Mr. Campo is a Global Co‑Head of High Yield and Bank Loans. Prior to joining the Investment Adviser in 2018, he worked at Eaton Vance from 2003 to 2018 as a portfolio manager and research analyst.

The following replaces in its entirety the table in the “Service Providers—Common Questions Applicable to the Purchase of Class A Shares” section of the Multi-Class Prospectus:
The current sales charges and commissions paid to Intermediaries for Class A Shares of the Fund are as follows:

Amount of Purchase (including sales charge, if any)	Sales Charge as Percentage of Offering Price		Sales Charge as Percentage of Net Amount Invested		Maximum Dealer Allowance as Percentage of Offering Price*
Less than $100,000	2.25%		2.30%		2.00%
$100,000 up to (but less than) $250,000	1.75		1.78		1.50
$250,000 up to (but less than) $500,000	1.25		1.27		1.00
$500,000 up to (but less than) $1 million	1.00		1.01		0.85
$1 million or more	0.00	**	0.00	**	***

The following replaces in its entirety the “Investment Objectives and Policies—Long Short Credit Strategies Fund” section of the SAI:
The Goldman Sachs Short Duration High Yield Fund seeks total return consisting of a high level of current income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its Net Assets in high-yield, fixed income securities that, at the time of purchase, are non‑investment grade securities. Non‑investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”
The Fund may invest in all types of fixed income securities including, without limitation, the following: (i) fixed rate and floating rate income securities; (ii) loans and loan participations including: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating, or variable interest rates; (iii) convertible securities; (iv) collateralized debt, bond and loan obligations; (v) bank and corporate debt obligations; (vi) preferred securities and trust preferred securities; (vii) structured securities, including credit-linked notes; and/or (viii) listed and unlisted, public and private, rated and unrated debt instruments and other obligations, including those of financially troubled companies (sometimes known as “distressed securities” or “defaulted securities”).
The Fund may invest in fixed income instruments and obligations directly, or indirectly by investing in derivative or synthetic instruments, including, without limitation, credit default swaps (including credit default swaps on credit related indices) and loan credit default swaps. Derivatives or synthetic instruments that provide exposure to high yield, non‑investment grade fixed income securities are counted towards the Fund’s 80% policy.
The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
The Fund may invest in U.S. dollar denominated as well as non‑U.S. dollar denominated (foreign) securities. The Fund may also hold cash, and/or invest in cash equivalents.
The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD Index, plus or minus 2 years, and over the last five years ended June 30, 2023, the duration of this index has ranged between 1.6 and 2.7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.
The Fund’s investments are selected using a bottom‑up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process.
The Fund’s benchmark index is the Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD. References to the Fund’s benchmark are for informational purposes only and are not an indication of how the Fund is managed.
The following replaces the row for the Long Short Credit Strategies Fund in the contractual rate table in the “Management Services” section of the Fund’s SAI:

Fund	Contractual Rate	Actual Rate for the Fiscal Year Ended March 31, 2023
Short Duration High Yield Fund	0.55% on the first $1 billion	0.99%
	0.50% on the next $1 billion
	0.47% on the next $3 billion
	0.46% on the next $3 billion
	0.45% over $8 billion

Through April 17, 2024, the management fee rates for the Fund were 1.00% on the first $1 billion of average daily net assets, 0.90% on the next $1 billion of average daily net assets, 0.86% on the next $3 billion of average daily net assets, 0.84% on the next $3 billion of average daily net assets, and 0.82% on amounts over $8 billion of average daily net assets.
The following row is added under “Long Short Credit Strategies Fund” in the table in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” subsection of the “Management Services” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Peter Campo*	6	$5,067,433,509	22	$4,274,377,663	225	$8,107,274,916	—	$—	1	$4,244,645	—	—

*	Information for this portfolio manager for this Fund is as of December 31, 2023.
The following replaces the row for the Long Short Credit Strategies Fund in the list of benchmarks for compensation purposes in the “Portfolio Managers — Compensation” section of the Fund’s SAI:

∎	Short Duration High Yield Fund: Bloomberg US High Yield Ba/B 1‑5 Year Total Return USD.

The following row is added under “Long Short Credit Strategies Fund” in the table in the “Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “Management Services” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Peter Campo*	None

*	Information for this portfolio manager for this Fund is as of December 29, 2023.
This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

FIALTOPSSTK 02‑24